Bank loan (Tables)	12 Months Ended
Dec. 31, 2020
Bank loan
Summary of bank loan

	December 31,
	2020	2019

Current maturities of long-term bank loans	$201	$155
Long-term bank borrowings	6,040	6,255
	6,241	6,410